CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares
Assets
Operating right of use assets, net	$ 43,724	[1]
Liabilities
Accounts payable	106,495	[2]
Current portion operating lease liability	9,177	[3]
Long-term operating lease liabilities	$ 37,224	[4]
Class A Units [Member]
Stockholders' equity
Common unit, units outstanding (in units) | shares	19,495,376
Class A-1 Units [Member]
Stockholders' equity
Common unit, units outstanding (in units) | shares	1,842,520
Class B Units [Member]
Stockholders' equity
Common unit, units outstanding (in units) | shares	4,703,628
Related Party [Member]
Assets
Operating right of use assets, net	$ 13,077
Liabilities
Accounts payable	102,113
Current portion operating lease liability	1,836
Long-term operating lease liabilities	$ 11,631

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[2]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[3]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[4]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022